Restructuring and Asset Impairment Charges (Tables)	6 Months Ended
Jun. 30, 2017
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Asset Impairment Charges
Restructuring and asset impairment charges and recoveries for the three and six months ended June 30, 2017 and 2016 were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30, 2017	June 30, 2016	June 30, 2017	June 30, 2016
Wireless restructuring and asset impairment (recoveries) charges:
Recoveries of impaired assets	$—	$(709)	$—	$(710)
Contract termination costs	—	(16)	—	4
Employee severance and termination benefits charges	—	—	—	26
Total wireless restructuring and asset impairment recoveries	$—	$(725)	$—	$(680)

Summary of Restructuring Activity
The following table presents accrued restructuring activity for the six months ended June 30, 2017 (in thousands):

Contract termination costs
Accrued restructuring balance as of December 31, 2016	$649
Cash payments	(46)
Accrued restructuring balance as of June 30, 2017	$603